Investment Strategy - AEW Global Focused Real Estate Fund - AEW Global Focused Real Estate Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. To qualify as a REIT, a company must distribute a significant percentage of its taxable income to shareholders in the form of dividends (at least 90% in the U.S.); this dividend payout ratio is higher than that of non-REIT companies. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. The Fund intends to meet its investment goal by investing primarily in a portfolio of securities of REITs and real estate companies, including those that are primarily focused on income-producing commercial property and real estate development. Companies in the real estate industry, including REITs and real estate operating companies in which the Fund may invest may have relatively small market capitalizations. The Fund invests in securities of issuers located in no fewer than three regions, North America, Europe and Asia Pacific. Under normal circumstances, the Fund’s regional weightings will be +/- 10% of the regional weightings of the Fund’s benchmark, the FTSE EPRA Nareit Developed Index (Net). Although the Fund does not seek to track any particular index, the Fund will be diversified in terms of geographic and property type exposures, and the FTSE EPRA Nareit Developed Index (Net) may be used as a benchmark for the regional weighting of the Fund’s portfolio. The Fund may invest up to 10% of its assets in securities of companies located in emerging markets. For the purposes of determining whether a particular country is considered an emerging market, the Fund uses the designation set forth by the FTSE EPRA Nareit Emerging Index. The Fund typically holds 50 to 70 securities.
AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.
When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:
Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. These estimates are formulated by the investment teams in each region based on a detailed analysis of historical trends and expectations for the future for each company’s financial statements. As a first step in its modeling process, AEW inputs projected financial information for each company. After completion of preliminary pro forma statements, the assumptions utilized to create the pro forma statements are generally discussed with representatives from each company. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The capital markets value and real estate value incorporate factors that AEW believes influence the valuation of the cash flows by these different types of investors. These factors are the quantification of a broad array of subjective characteristics that AEW believes are important in the relative valuation process for both sectors and individual stocks. The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.
Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.
Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts, such as changes in interest rates, regional and local economic conditions and other factors, that in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic (e.g. interest rate expectations), market-driven or company-specific (e.g. a company’s development pipeline) in nature.
ESG: AEW seeks to identify environmental, social, and governance (“ESG”) factors that it believes are most relevant to the long-term investment performance of real estate investments in the Fund’s investable universe.  AEW incorporates insights from fundamental research and company meetings alongside third party data and ESG data sourced directly from the issuer into a proprietary ESG risk score, which is one of several inputs into AEW’s securities valuation analysis. While AEW considers ESG factors in all buy and sell decisions for the Fund, the ESG profile of an investment will not be prioritized over other considerations in AEW’s investment selection process. The Fund may continue to invest in an issuer with a lower ESG score if AEW believes the investment’s valuation remains attractive as measured by other relevant factors.